Summary of Significant Accounting Policies (Details) - Schedule of Information of Revenues - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Information of Revenues [Line Items]
Revenue	$ 2,830,442		$ 16,519,081
Concerts and entertainment events [Member]
Schedule of Information of Revenues [Line Items]
Revenue	2,722,642
Construction management consulting services [Member]
Schedule of Information of Revenues [Line Items]
Revenue	107,800
Online music education academy subscription [Member]
Schedule of Information of Revenues [Line Items]
Revenue			$ 16,519,081